Material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Reconciliation Between IFRS and IFRS-EU
A reconcilliation between IFRS and
EU-IFRS
is included in the table below.

	Shareholders’ equity		Net result
	2023	2022	2023	2022

In accordance with IFRS	7,475	8,815	(199)	(540)

Adjustment of EU ‘IAS 39’ carve-out	-	-	-	(450)

Tax effect of the adjustment	-	-	-	-

Effect of the adjustment after tax	-	-	-	(450)

In accordance with EU-IFRS	7,475	8,815	(199)	(990)

Disclosure of Detailed Information About New Impairment Allowance Measured in Accordance with the IFRS 9
The following table reconciles the prior period’s closing impairment allowance measured in accordance with the IAS 39 incurred loss model to the new impairment allowance measured in accordance with the IFRS 9 expected loss model on January 1, 2022, and January 1, 2023.

Impairment / ECL reconciliation	Loss allowance under IAS 39 / Provision under IAS 37	Reclassifications	Remeasurements	ECL under IFRS 9

Measurement category

Loans and receivables (IAS 39) to Financial assets at amortized cost (IFRS 9)	(9)	2	(4)	(12)

Available for sale financial instruments (IAS 39) to Financial assets at FVOCI (IFRS 9)	(374)	187	(89)	(276)

Total on January 1, 2023	(383)	189	(93)	(287)

Impairment / ECL reconciliation	Loss allowance under IAS 39 / Provision under IAS 37	Reclassifications	Remeasurements	ECL under IFRS 9

Measurement category

Loans and receivables (IAS 39) to Financial assets at amortized cost (IFRS 9)	(125)	6	(31)	(150)

Available for sale financial instruments (IAS 39) to Financial assets at FVOCI (IFRS 9)	(376)	190	(33)	(219)

Total on January 1, 2022	(501)	196	(63)	(369)

Disclosure of Financial Assets and Liabilities at Date of Initial Application of IFRS 9
The transition to IFRS 9 impacted the classification and measurement of financial assets.
The measurement category and the carrying amount of financial assets and liabilities in accordance with IAS 39 and IFRS 9 at January 1, 2022 and January 1, 2023 are detailed in the table below by type of instrument, together with a reconciliation of the carrying amounts of financial instruments, from their previous measurement category in accordance with IAS 39 to their new measurement categories upon transition:

Reconciliation of financial instruments, January 1, 2023	IAS 39 category	IAS 39 amount	Reclassifi- cation	Remea- surement - ECL	Remea- surement - Other	IFRS 9 category 3)	IFRS 9 amount

Financial assets

Shares	FVPL	15,698	(193)	-	-	FVPL (d)	15,505

Shares	AFS		348	-	-	FVPL (m)	348

Shares		195	(186)	-	-	FVOCI (d)	10

Debt securities	AFS	53,093	(1,486)	-	-	FVOCI	51,607

Debt securities	FVPL	6,248	(5,449)	-	-	FVPL (m)	799

Debt securities			6,935	-	-	FVPL (d)	6,935

Money market and other short-term investments	AFS	5,514	(2,938)	-	-	FVOCI	2,576

Money market and other short-term investments	FVPL	1,362	1,514	-	-	FVPL (m)	2,876

Money market and other short-term investments			1,429	-	-	FVPL (d)	1,429

Loans	L&R	12,511	(2,095)	(12)	4	AC	10,408

Deposits with financial institutions	L&R	45	-	-	-	AC	45

Deposits with financial institutions	FVPL	2,360	-	-	-	FVPL (d)	2,360

Unconsolidated investment funds	FVPL	154,741	-	-	-	FVPL (d)	154,741

Other investments	FVPL	3,722	(3,190)	-	-	FVPL (d)	532

Other investments	AFS		4,056			FVPL (m)	4,056

Other investments		840	(810)	-	-	FVOCI	31

IAS 39 / IFRS 9 Investments 1)		256,328	(2,065)	(12)	4		254,257

Cash and cash equivalents	L&R	3,407	(4)	-	-	AC	3,402

Other financial assets and receivables 2)	L&R	9,722	(1,050)	-	-	AC	8,671

Derivatives	FVPL	2,760	11	-	-	FVPL (m)	2,771

Total financial assets		272,217	(3,108)	(12)	4		269,102

Financial liabilities:

Investment contracts	AC	10,485	(888)	-	-	AC	9,597

Investment contracts	FVPL	55,254	376	-	-	FVPL (d)	55,631

Investment contracts without discretionary participating features		65,739	(512)				65,227

Long-term borrowings and group loans	AC	4,051	-	-	-	AC	4,051

Derivatives	FVPL	6,094	(919)	-	-	FVPL (m)	5,175

Other liabilities	AC	10,785	(507)	-	-	AC	10,278

Total financial liabilities		86,668	(1,938)	-	-		84,730

1
Investments and other assets include financial assets and
non-financial
assets as well. Investments under IAS 39 comprises EUR 256,328 million financial assets as detailed in the table and EUR 502 million investments in real estates on December 31, 2023. Investments under IFRS 9 comprises EUR 254,257 million financial assets as detailed in the table and EUR 502 million investments in real estates on January 1, 2023.

2
Other assets and receivables under IAS 39 contains EUR 9,722 million other financial assets and receivables and EUR 482 million own used real estates and right of use assets on December 31, 2022. Other assets and receivables under IFRS 9 contains EUR 8,671 million other financial assets and receivables and EUR 482 million own used real estates and right of use assets on January 1, 2023

3	m: mandatorily; d: designated

Reconciliation of financial instruments, January 1, 2022	IAS 39 category	IAS 39 amount	Reclassifi- cation	Remeasure- ment- ECL	Remeasure- ment - Other	IFRS 9 category 3)	IFRS 9 amount

Financial assets:

Shares	FVPL	31,203	(1,660)	-	-	FVPL (d)	29,543

Shares	AFS	-	1,912	-	-	FVPL (m)	1,912

Shares		350	(279)	-	-	FVOCI (d)	72

Debt securities	AFS	93,899	(22,925)	-	-	FVOCI	70,974

Debt securities	FVPL	23,117	(22,387)	-	-	FVPL (m)	730

Debt securities			45,312	-	-	FVPL (d)	45,312

Money market and other short-term investments	AFS	4,790	(2,289)	-	-	FVOCI	2,501

Money market and other short-term investments	FVPL	1,602	694	-	-	FVPL (m)	2,296

Money market and other short-term investments			1,624	-	-	FVPL (d)	1,624

Loans	L&R	46,770	(21,971)	(150)	110	AC	24,760

Loans			20,106	-	2,594	FVPL (d)	22,700

Deposits with financial institutions	L&R	52	-	-	-	AC	52

Deposits with financial institutions	FVPL	4,105	-	-	-	FVPL (d)	4,105

Unconsolidated investment funds	FVPL	191,950	-	-	-	FVPL (d)	191,950

Other investments	FVPL	6,893	(2,800)	-	-	FVPL (d)	4,093

Other investments			3,572	-	-	FVPL (m)	3,572

Other investments	AFS	844	(800)	-	-	FVOCI	44

IAS 39 / IFRS 9 Investments 1)		405,578	(1,891)	(150)	2,704		406,239

Cash and cash equivalents	L&R	6,889	(28)	-	-	AC	6,861

Other financial assets and receivables 2)	L&R	6,988	(963)	-	-	AC	6,025

Derivatives	FVPL	8,827	16	-	-	FVPL (m)	8,843

Total financial assets		428,281	(2,868)	(150)	2,704		427,967

Financial liabilities:

Investment contracts	AC	21,573	(899)	-	-	AC	20,674

Investment contracts	FVPL	71,242	448	-	-	FVPL (d)	71,690

Investment contracts without discretionary participating features		92,815	(451)	-	-		92,364

Long-term borrowings and group loans	AC	9,661	-	-	-	AC	9,661

Derivatives	FVPL	10,639	(3,501)	-	-	FVPL (m)	7,138

Other liabilities	AC	12,916	(1,033)	-	-	AC	11,883

Total financial liabilities		126,030	(4,985)	-	-		121,046

1
Investments and other assets include financial assets and
non-financial
assets as well. Investments under IAS 39 comprises EUR 405,578 million financial assets as detailed in the table and EUR 3,206 million investments in real estates on December 31, 2023. Investments under IFRS 9 comprises EUR 406,871 million financial assets as detailed in the table and EUR 3,206 million investments in real estates on January 1, 2023.

2
Other assets and receivables under IAS 39 contains EUR 6,988 million other financial assets and receivables and EUR 654 million own used real estates and right of use assets on December 31, 2022. Other assets and receivables under IFRS 9 contains EUR 6,025 million other financial assets and receivables and EUR 654 million own used real estates and right of use assets on January 1, 2023.

3	m: mandatorily; d: designated

Disclosure of Detailed Information about Effects of Initial Adoption of IFRS 9 and IFRS 17 on Earnings Per Share
The impact of restated adjustments due to the adoption of IFRS 9 and IFRS 17 on earnings per share is reflected in the table below.

Impact of adoption of new accounting standards on the consolidated income statement	YE 2022 (as previously reported)	Adoption of IFRS 9 and IFRS 17	YE 2022 (restated)

Earnings per share (EUR per share)

Basic earnings per common share	(0.73)	0.43	(0.30)

Basic earnings per common share B	(0.02)	0.01	(0.01)

Diluted earnings per common share	(0.73)	0.43	(0.30)

Diluted earnings per common share B	(0.02)	0.01	(0.01)

Earnings per common share calculation

Net result / (loss) attributable to owners	(1,433)	864	(569)

Coupons on perpetual securities	(36)	-	(36)

Net result / (loss) attributable to owners for basic earnings per share calculation	(1,469)	864	(605)

Weighted average number of common shares outstanding (in million)	2,010	-	2,010

Weighted average number of common shares B outstanding (in million)	536	-	536

Disclosure of Detailed Information about Effects of Initial Adoption of IFRS 9 and IFRS 17 on Balance Sheet
∎	On top of the fulfillment value, a contractual service margin (CSM), reflecting unearned profits, is added to the insurance liabilities.

Opening balance sheet reconciliation	December 31, 2022	Adoption of IFRS 9 and IFRS 17	January 1, 2023

Cash and cash equivalents	3,407	(5)	3,402

Assets held for sale	89,752	(1,088)	88,664

Investments	76,825	177,934	254,759

Investments for account of policyholders	180,006	(180,006)	-

Derivatives	2,760	11	2,771

Investments in joint ventures	1,443	(13)	1,430

Investments in associates	165	-	165

Reinsurance contract assets	21,184	(4,245)	16,939

Insurance contract assets	-	36	36

Deferred tax assets	1,827	606	2,433

Deferred expenses	12,886	(12,434)	452

Other assets and receivables	10,291	(1,051)	9,240

Intangible assets	1,240	(820)	420

Total assets	401,786	(21,075)	380,711

Shareholders’ equity	12,071	(3,256)	8,815

Other equity instruments	1,943	-	1,943

Issued capital and reserves attributable to owners of Aegon Ltd.	14,014	(3,256)	10,758

Non-controlling interests	176	-	176

Group equity	14,190	(3,255)	10,935

Subordinated borrowings	2,295	-	2,295

Trust pass-through securities	118	-	118

Reinsurance contract liabilities	-	270	270

Insurance contracts for account of policyholders	100,409	(100,409)	-

Insurance contract liabilities	87,309	88,811	176,120

Investments contracts	10,658	(10,658)	-

Investment contracts for account of policyholders	80,555	(80,555)	-

Investment contract liabilities with discretionary participating features	-	21,055	21,055

Investment contracts without discretionary participating features	-	65,227	65,227

Derivatives	6,094	(919)	5,175

Borrowings	4,051	-	4,051

Liabilities held for sale / disposal groups	84,339	(156)	84,183

Other liabilities	11,766	(483)	11,283

Total liabilities	387,596	(17,819)	369,777

Total equity and liabilities	401,786	(21,076)	380,711
The book value of intangible assets decreased by EUR 820 million from January 1, 2023 (2022: EUR 748 million) due to the derecognition of value of business acquired on transition, as it will not be recognized as a separate asset under IFRS 17.

Opening balance sheet reconciliation	December 31, 2021	Adoption of IFRS 9 and IFRS 17	January 1, 2022

Cash and cash equivalents	6,889	(28)	6,861

Investments	157,831	251,614	409,444

Investments for account of policyholders	250,953	(250,953)	-

Derivatives	8,827	16	8,843

Investments in joint ventures	1,743	(28)	1,715

Investments in associates	1,289	-	1,289

Reinsurance contract assets	20,992	330	21,322

Insurance contract assets	-	110	110

Deferred tax assets	131	2,033	2,164

Deferred expenses	10,503	(10,076)	428

Other assets and receivables	7,761	(963)	6,798

Intangible assets	1,333	(748)	585

Total assets	468,252	(8,693)	459,560

Shareholders’ equity	23,813	(12,795)	11,018

Other equity instruments	2,363	-	2,363

Issued capital and reserves attributable to owners of Aegon Ltd.	26,176	(12,795)	13,381

Non-controlling interests	196	-	196

Group equity	26,372	(12,795)	13,577

Subordinated borrowings	2,194	-	2,194

Trust pass-through securities	126	-	126

Reinsurance contract liabilities	-	471	471

Insurance contracts for account of policyholders	149,323	(149,323)	-

Insurance contract liabilities	124,422	165,644	290,066

Investments contracts	21,767	(21,767)	-

Investment contracts for account of policyholders	104,592	(104,592)	-

Investment contract liabilities with discretionary participating features	-	27,392	27,392

Investment contracts without discretionary participating features	-	92,364	92,364

Derivatives	10,639	(3,501)	7,138

Borrowings	9,661	-	9,661

Other liabilities	19,158	(2,586)	16,572

Total liabilities	441,881	4,102	445,983

Total equity and liabilities	468,252	(8,693)	459,560

Aegon Ltd. [member]
Statement [LineItems]
Summary of Impact of Changes in Accounting Policies on Consolidated Financial Statements

Impact of changes in accounting policies on the income statement	Note	December 31, 2022 (as previously reported) 1)	Impact of the change in account- ing policies (IFRS 9 and 17)	December 31, 2022 (restated)

Net result group companies	8	(1,275)	864	(411)

Impact on net result		(1,433)	864	(569)

1	As reported in Aegon’s 2022 Integrated Annual Report dated March 15, 2023.

Impact of changes in accounting policies on the statement of changes in equity	Note	December 31, 2022 (as previously reported) 1)	Impact of the change in account- ing policies (IFRS 9 and 17)	December 31, 2022 (restated)

Share capital	13	319	-	319

Share premium	14	6,853	-	6,853

Revaluation account	14	(4,465)	(85)	(4,551)

Legal reserves – foreign currency translation reserve	14	1,008	(272)	736

Legal reserves in respect of group companies	14	2,439	382	2,821

Retained earnings, including treasury shares	14	8,916	(4,145)	4,771

Remeasurement of defined benefit plans of group companies	14	(1,565)	-	(1,565)

Net result	14	(1,433)	864	(569)

Shareholders’ equity		12,071	(3,256)	8,815

1	As reported in Aegon’s 2022 Integrated Annual Report dated March 15, 2023.

Impact of changes in accounting policies on the statement of financial position	Note	December 31, 2022 (as previously reported) 1)	Impact of the change in account- ing policies (IFRS 9 and 17)	December 31, 2022 (restated)

Assets

Shares in group companies	8	13,594	(3,256)	10,338

Equity and liabilities

Shareholders’ equity	14	12,071	(3,256)	8,815

1	As reported in Aegon’s 2022 Integrated Annual Report dated March 15, 2023.